Property And Equipment - Additional Information (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 68.1		$ 225.5
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 7.6		$ 5.3